Discontinued Operations - Additional Information (Detail) - Commercial Vaccines $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
After-tax gain from divestiture of vaccines business	$ 417
Cash proceeds from divestiture of vaccines business	$ 639